WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Schedule Assumption used

Appraisal Date (Inception Date)	C Warrant August 10, 2021	D Warrant August 10, 2021
(Unaudited)	(Unaudited)
	$	$
Market price per share (USD/share)	1.47	0.66
Exercise price (USD/price)	2.50	5.00
Risk free rate	0.14%	0.14%
Dividend yield	0.00%	0.00%
Expected term/ Contractual life (years)	1.39	1.39
Expected volatility	56.36%	56.36%

Appraisal Date (Inception Date)	C Warrant September 27, 2021	D Warrant September 27, 2021
(Unaudited)
	$	$
Market price per share (USD/share)	1.71	0.73
Exercise price (USD/price)	2.50	5.00
Risk free rate	0.15%	0.15%
Dividend yield	0.00%	0.00%
Expected term/ Contractual life (years)	1.26	1.26
Expected volatility	52.93%	52.93%

Schedule of Warranty Liability

	December 31, 2021	December 31, 2020
	$	$
Balance at the beginning of period	–	–
Warrants issued to investors	287,520	–
Warrants redeemed	–	–
Fair value change of warrants included in earnings	24,800	–
Total	312,320	–

Schedule of warrant activity

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Outstanding at January 1, 2021	–	–	–
Exercisable at January 1, 2021	–	–	–
Granted	256,000	3.75	3.00
Exercised / surrendered	–	–	–
Expired	–	–	–
Outstanding at December 31, 2021	256,000	3.75	2.66
Exercisable at December 31, 2021	256,000	3.75	2.66